UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23591

NB Private Markets Access Fund LLC

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, NY 10104

(Address of principal executive offices) (Zip code)

David Morse, Vice President

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NB Private Markets Access Fund LLC
Semi-Annual Report (Unaudited)
For the six months ended September 30, 2025

NB Private Markets Access Fund LLC
For The Six Months Ended September 30, 2025

NB Private Markets Access Fund LLC
Consolidated Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)

Assets
Investments, at fair value (cost of $1,614,951,315)	$1,956,014,502
Cash and cash equivalents	913,699
Deferred financing costs	1,575,241
Receivable for investments sold	740,037
Interest receivable	179,937
Other assets	42,394
Total Assets	$1,959,465,810
Liabilities
Investment securities purchased	$31,671,881
Contributions received in advance	27,690,551
Due to Shareholders	21,529,552
Incentive fee payable	8,868,203
Deferred tax fee payable	3,585,436
Advisory fee payable	2,290,064
Distribution and servicing fee payable	1,231,929
Due to Affiliate	1,153,788
Accounting and administration service fees payable	584,117
Professional fees payable	467,155
Credit facility fees payable	5,208
Other payables	143,374
Total Liabilities	$99,221,258
Commitments and contingencies (see Note 5)
Net Assets at Value	$1,860,244,552
Net Assets Consist of:
Paid-in capital	1,552,581,958
Total distributable earnings	307,662,594
Net Assets at Value	$1,860,244,552
Net Assets:
Institutional Class	$1,141,129,081
Class A-1	132,857
Class A-2	718,982,614
Shares outstanding:
Institutional Class Shares	79,588,411
Class A-1 Shares	9,474
Class A-2 Shares	51,271,929
Net asset value per share:
Institutional Class	$14.34
Class A-1	14.02
Maximum offering price per share*	14.53
Class A-2	14.02

*
Includes a sales charge of up to 3.50%.

The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments
As of September 30, 2025 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
SHORT-TERM INVESTMENTS – 12.87%
MONEY MARKET FUND – 4.42%
Morgan Stanley Institutional Liquidity Fund Government Portfolio	4.05%(A)		82,268,769	$82,268,769	$82,268,769
UNITED STATES TREASURY BILLS(B) – 8.45%
United States Treasury Bill	4.27%	10/30/2025	35,000,000	34,881,742	34,885,775
United States Treasury Bill	4.34%	11/04/2025	31,078,600	30,953,587	30,960,899
United States Treasury Bill	4.03%	11/25/2025	25,000,000	24,844,386	24,847,413
United States Treasury Bill	4.06%	12/09/2025	35,000,000	34,733,614	34,741,193
United States Treasury Bill	3.90%	01/06/2026	32,000,000	31,671,881	31,669,424
TOTAL UNITED STATES TREASURY BILLS				157,085,210	157,104,704
TOTAL SHORT-TERM INVESTMENTS				239,353,979	239,373,473
EXCHANGE-TRADED FUNDS – 5.17%
SPDR Blackstone Senior Loan ETF			2,314,579	95,146,177	96,240,195
TOTAL EXCHANGE-TRADED FUNDS				95,146,177	96,240,195
	Acquisition Type	Acquisition Dates(D)	Geographic Region(E)	Cost	Fair Value
PRIVATE FUNDS(C) – 87.11%
ACON Strategic Partners II-B, L.P.(F)	Secondary	08/2022	North America	7,893,243	23,885,095
Adagia Capital Europe – AGN 1(F)(H)	Co-Investment	09/2025	Europe	9,709,590	9,741,925
Aechelon InvestCo LP	Co-Investment	08/2024	North America	9,444,909	10,033,888
AFC Acquisitions, Inc.(F)(H)	Co-Investment	04/2021 – 06/2025	North America	7,407,124	13,210,511
Amulet Vault Co-Invest, L.P.	Co-Investment	08/2024 – 10/2024	North America	12,960,688	14,274,892
AP Safety Co-Invest, L.P.	Co-Investment	03/2022 – 07/2024	North America	2,012,256	3,970,903
Aquiline Madonna Co-Invest L.P.(F)	Co-Investment	10/2024 – 02/2025	Europe	23,359,278	27,894,163
Aurelia Co-Invest SCSP	Co-Investment	05/2024 – 11/2024	Europe	7,309,147	12,212,468
Austin Co-Investment, L.P.2(F)	Co-Investment	03/2021	North America	845,047	12,002,975
BC Partners Galileo (1) L.P.	Secondary	07/2021 – 07/2024	Europe	7,197,932	10,892,120
Blackstone Growth Beverly Co-Invest L.P.	Co-Investment	02/2022 – 06/2023	North America	4,542,403	5,636,575
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	3,992,012	9,336,308
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	672,670	1,363,303
CD&R Ferdinand Co-Investor, L.P.(F)	Co-Investment	08/2023	North America	13,240,728	30,109,999
CD&R Value Building Partners I, L.P.(F)	Secondary	12/2021	North America	11,606,620	16,291,325
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022 – 10/2024	North America	7,065,356	9,287,431
CGI Acquisitions, Inc.(F)(H)	Co-Investment	02/2022 – 09/2023	North America	4,062,865	11,433,501
Compass Syndication L.P.	Co-Investment	10/2021 – 12/2023	North America	1,615,493	2,433,552
DGS Group Holdings, L.P.(H)	Co-Investment	09/2022 – 12/2022	North America	6,455,020	12,410,831
DIG Holdings, LLC(H)	Co-Investment	12/2022	North America	9,754,100	13,826,650
DSS Holdings I L.P.(F)(H)	Co-Investment	10/2024	North America	12,210,000	12,972,076
EDR Co-Invest Aggregator, L.P.	Co-Investment	02/2024	North America	9,256,000	13,524,424
EQT X Co-Investment (A) SCSp(F)	Co-Investment	07/2024	North America	20,841,600	27,999,840
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2025 (Unaudited)

	Acquisition Type	Acquisition Dates(D)	Geographic Region(E)	Cost	Fair Value
EQT X Co-Investment (F) SCSp(F)	Co-Investment	02/2024	North America	13,099,180	13,200,810
FitzWalter Capital Partners Coinvest I, L.P.	Co-Investment	08/2022 – 08/2023	North America	1,543,543	13,237,026
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022 – 01/2025	Europe	9,137,795	11,505,084
Follett Acquisition LP(H)	Co-Investment	01/2022	North America	4,060,000	2,044,943
FS Equity Partners CV1, L.P.(F)	Co-Investment	05/2025 – 07/2025	North America	59,192,426	69,672,649
Grain Optimus Co-Invest-B, L.P.(F)	Co-Investment		North America	—	—
HCI Equity Partners EV I, L.P.(F)	Secondary	09/2024 – 07/2025	North America	30,692,948	33,513,342
Horizon Co-Investment, L.P.(F)	Co-Investment	06/2022	North America	6,308,656	7,671,584
Infragroup Co-Invest SCSp(F)	Co-Investment	09/2025	North America	13,604,790	13,571,250
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	16,954,675
KKR Abacus Co-Invest L.P.(F)	Co-Investment	10/2024	Europe	22,615,362	29,603,614
KKR Leo Co-Invest L.P.(F)	Co-Investment	06/2021	Asia	1,284,993	3,162,034
KKR Malaga Co-Invest L.P.(F)	Co-Investment	07/2023	North America	9,673,380	12,558,386
KKR Metro Co-Invest L.P.(F)	Co-Investment	06/2025	North America	39,759,963	42,739,090
KKR Quartz Co-Invest L.P.(F)	Co-Investment	03/2023	North America	17,000,000	16,775,985
KMNOCH Investor, L.P.(F)(H)	Co-Investment	11/2022	North America	16,970,931	20,383,970
L Catterton Growth IV, L.P.	Primary	03/2021 – 09/2025	North America	12,221,574	10,896,031
LDS Group Holdings, L.P.(F)(H)	Co-Investment	02/2025	North America	14,160,000	14,865,511
Lightspeed SPV-A2, LLC.(F)	Co-Investment	08/2025 – 09/2025	North America	21,473,550	21,420,000
Lightyear AMP CV, L.P.(F)	Secondary	04/2024 – 07/2025	North America	27,445,259	32,065,113
Magenta Blocker Aggregator L.P.	Co-Investment	07/2021 – 09/2025	North America	2,896,021	4,453,143
Magnus 2024, L.P.	Co-Investment	04/2024 – 05/2025	North America	8,018,503	11,697,410
Material Co-Invest, L.P.	Co-Investment	10/2022 – 12/2024	North America	13,722,420	11,252,497
NB Aggregator (Minerva) LP(F)	Co-Investment	03/2025	North America	70,234,003	73,684,066
NB Convert Elevate Aggregator LP(F)	Co-Investment	11/2023 – 05/2025	North America	15,443,642	22,497,529
NB Convert Harp Aggregator LP(F)	Co-Investment	11/2023 – 05/2025	North America	7,709,123	11,251,234
NB Credit Opps Co-Investment (Vetcor) LP(F)	Co-Investment	03/2023 – 05/2025	North America	5,820,813	8,897,892
NB Credit Opps Co-Investment (Vetcor II) LP(F)	Co-Investment	08/2023 – 05/2025	North America	1,708,561	2,390,341
NB Electron Aggregator LP(F)	Co-Investment	08/2023 – 05/2025	North America	25,021,962	35,622,271
NB Franklin LP(F)	Co-Investment	05/2024 – 10/2024	North America	25,244,510	27,996,696
NB Geyser Aggregator LP(F)	Co-Investment	12/2024	North America	21,326,071	27,854,736
NB Lowcode Private Equity(F)(H)	Co-Investment	11/2022 – 10/2024	North America	2,913,486	5,120,567
NB Mariner Aggregator LP(F)	Co-Investment	10/2024 – 11/2024	North America	65,000,000	78,955,085
NB Mavis Aggregator LP(F)	Co-Investment	05/2023 – 05/2025	North America	20,020,958	25,823,389
NB Pref Harp Aggregator LP(F)	Co-Investment	11/2023 – 05/2025	North America	9,323,565	12,626,566
NB Vault Aggregator LP(F)	Co-Investment	01/2025 – 05/2025	North America	70,139,177	80,849,020
NC Harp Co-Invest GP Limited(F)	Co-Investment	03/2025	Europe	16,229,978	17,921,401
NSH Verisma Holdco II, L.P.	Co-Investment	10/2023 – 06/2025	North America	4,213,142	7,791,787
Octagon DC Holdings, LP(F)	Co-Investment	09/2025	North America	20,610,000	20,610,000
Olympus FG Holdco, L.P.	Co-Investment	08/2022 – 08/2024	North America	5,060,881	4,089,303
PCP II Co-Invest Atlas LP(F)	Co-Investment	09/2025	Europe	16,186,001	16,069,617
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2025 (Unaudited)

	Acquisition Type	Acquisition Dates(D)	Geographic Region(E)	Cost	Fair Value
Pilot Holdings, LLC	Co-Investment	12/2021	North America	7,200,000	7,992,713
Platinum Equity Vulcan Co-Investors, L.P.(F)	Co-Investment	03/2024	North America	16,190,000	7,979,000
Project Alpine Co-Invest Fund, L.P.(F)	Co-Investment	06/2022 – 12/2024	North America	10,006,875	12,010,696
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021 – 09/2023	North America	8,005,199	1,624,805
Project Stream Co-Invest Fund, L.P.(F)	Co-Investment	10/2021 – 12/2024	North America	8,935,000	9,205,914
Providence Equity Partners (Unity) S.C.Sp.(F)	Secondary	05/2024 – 06/2025	Europe	457,042	11,067,396
RealPage Parent, LP(F)(H)	Co-Investment	04/2021	North America	6,500,000	10,754,660
RL Co-Investor Aggregator, L. P.	Co-Investment	05/2022 – 03/2023	North America	7,152,545	8,496,179
RL Co-Investor Aggregator II L. P.	Co-Investment	03/2022 – 03/2023	North America	4,548,734	3,741,917
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021 – 10/2022	North America	6,546,450	11,363,748
Sabel InvestCo LP(G)	Co-Investment	10/2024	North America	6,800,000	7,124,588
SCW Holdings I LP(F)(H)	Co-Investment	03/2025	North America	12,200,000	12,801,883
Searchlight Capital III CVL Co-Invest Partners II, L.P.(F)	Co-Investment	12/2024	North America	15,921,398	32,260,504
Searchlight Capital CF SPK, L.P.(F)	Secondary	11/2023 – 07/2025	North America	12,831,294	17,633,688
Shamrock ND Holdco, L.P.	Co-Investment	09/2024	North America	11,394,584	12,217,610
SPI Parent Holding Company, LLC(G)(H)	Co-Investment	12/2021 – 04/2022	North America	5,789,976	14,525,993
Sprinkler 2024 Co-Investment I (Feeder) SCSp(F)	Co-Investment	03/2025	Europe	17,948,873	22,828,815
Summit Partners Co-Invest (Optmo) SCSp	Co-Investment	10/2021	Europe	2,516,524	2,836,033
TA Spartan Parent, LLC(H)	Co-Investment	07/2023	North America	10,130,000	10,813,370
THL Automation Fund Investors (4K), L.P.(F)	Co-Investment	03/2021 – 12/2024	North America	4,017,714	5,934,362
THL Fund Investors (Altar), L.P.(F)	Co-Investment	12/2022 – 12/2024	North America	4,951,506	9,065,186
THL Fund Investors (Iconic), L.P.(F)	Co-Investment	06/2023 – 12/2024	North America	10,257,497	12,886,393
THL Fund IX Investors (Plymouth II), L.P.(F)	Co-Investment	08/2023	North America	6,642,552	10,926,875
Tikehau Alliance 2 Fund S.L.P(F)	Secondary	07/2025 – 09/2025	Europe	30,307,859	30,713,547
TPG IX Charger CI II, L.P.(F)	Co-Investment	07/2024	North America	12,843,370	14,319,372
TPG IX Evergreen CI II, L.P.(F)	Co-Investment	09/2023	North America	8,635,900	15,071,348
Truelink-Vista, L.P.	Co-Investment	10/2022 – 09/2024	North America	3,509,073	9,480,827
True Wind Capital Continuation, L.P.	Secondary	03/2023 – 01/2025	North America	8,290,758	9,918,057
Vector Capital Partners V, L.P.(G)	Secondary	02/2025	North America	25,093,983	27,943,216
Vector Capital VI, L.P.(G)	Primary	03/2025	North America	2,407,289	2,544,713
Vistria Soliant Holdings, L.P.(F)	Co-Investment	07/2024	North America	16,000,000	16,127,149
WP Irving Co-Invest, L.P.	Co-Investment	04/2022 – 09/2023	North America	2,777,334	10,973,424
WWEC Holdings LP(F)(H)	Co-Investment	10/2022	North America	7,120,000	9,833,705
XN Opportunities VII LP(F)	Co-Investment	08/2025	North America	13,590,822	13,580,000
ZM Parent Holding LLC(H)	Co-Investment	03/2022	North America	4,532,000	5,762,746
TOTAL PRIVATE FUNDS				1,280,451,159	1,620,400,834
TOTAL INVESTMENTS (Cost $1,614,951,315) – 105.15%					1,956,014,502
Other Assets & Liabilities (Net) – (5.15%)					(95,769,950)
TOTAL NET ASSETS – 100.00%					$1,860,244,552

The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2025 (Unaudited)

(A)
The rate is the annualized seven-day yield as of September 30, 2025.

(B)
Each issue shows the rate of the discount at the time of purchase.

(C)
Non-income producing securities, which are restricted as to resale and illiquid.

(D)
Acquisition Dates cover from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.

(E)
Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.

(F)
This investment is made through the wholly owned subsidiary NB PMAF IC, LLC (the “IC Subsidiary”).

(G)
This investment is made through the wholly owned subsidiary NB CR PMAF Blocker LLC (the “Blocker Subsidiary”).

(H)
The fair value of the investment was determined using a significant unobservable input.

Summary by Investment Type	Fair Value	% of Net Assets
Short-Term Investments	$239,373,473	12.87%
Exchange-Traded Funds	96,240,195	5.17%
Private Funds	1,620,400,834	87.11%
Total Investments	1,956,014,502	105.15%
Other Assets & Liabilities (Net)	(95,769,950)	(5.15)%
Total Net Assets	$1,860,244,552	100.00%
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Statement of Operations
For The Six Months Ended September 30, 2025 (Unaudited)

Investment Income:
Interest income	$4,925,448
Dividend income	3,497,477
Other income	52,576
Total Investment Income	8,475,501
Operating Expenses:
Advisory fees (see Note 3)	13,026,861
Incentive fees	11,068,957
Distribution and servicing fees Class A-2 (see Note 3)	2,333,094
Distribution and servicing fees Class A-1 (see Note 3)	452
Credit facility fees	953,125
Professional fees	894,851
Accounting and administration service fees	615,404
Financing costs	372,714
Independent Managers’ fees	167,344
Tax Expense	61,756
Insurance expense	51,214
Other expenses	601,082
Total Operating Expenses	30,146,854
Expenses recouped by Adviser	425,588
Fee offsets	(1,233,105)
Net Operating Expenses	29,339,337
Net investment income (loss)	(20,863,836)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	4,279,678
Net change in unrealized appreciation (depreciation) on investments	117,012,287
Net Realized and Change in Unrealized Gain (Loss) on Investments	121,291,965
Net Increase (Decrease) in Net Assets Resulting from Operations	$100,428,129
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Statement of Changes in Net Assets

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Change in Net Assets from Operations:
Net investment income (loss)	$(20,863,836)	$(19,416,178)
Net realized gain (loss) on investments	4,279,678	5,978,667
Net change in unrealized appreciation (depreciation) on investments	117,012,287	106,022,575
Net Increase (Decrease) in Net Assets from Operations	100,428,129	92,585,064
Change in Net Assets Resulting from Capital Transactions:
Proceeds from shares sold
Institutional Class	136,129,123	279,781,691
Class A-2	107,623,101	249,960,525
Withdrawals
Institutional Class	(17,926,576)	(7,555,464)
Class A-2	(15,182,873)	(8,065,985)
Transfers in
Institutional Class	700,502	8,753,165
Transfers out
Class A-2	(700,502)	(8,753,165)
Change in Net Assets Resulting from Capital Transactions	210,642,775	514,120,767
Net Change in Net Assets	311,070,904	606,705,831
Net Assets:
Beginning of period	1,549,173,648	942,467,817
End of period	$1,860,244,552	$1,549,173,648
Transactions in Shares:
Shares sold
Institutional Class Shares	9,954,742	21,580,492
Class A-2 Shares	8,000,326	19,656,703
Shares redeemed
Institutional Class Shares	(1,272,612)	(575,761)
Class A-2 Shares	(1,099,742)	(614,722)
Transfers in
Institutional Class Shares	49,998	687,465
Transfers out
Class A-2 Shares	(51,069)	(696,780)
Net Increase in Shares	15,581,643	40,037,397
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Statement of Cash Flows
For The Six Months Ended September 30, 2025 (Unaudited)

Cash Flows from Operating Activities
Net change in net assets resulting from operations	$100,428,129
Adjustments to reconcile net change in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(1,312,282,114)
Proceeds from disposition of investments	1,111,658,586
Amortization of discount	(3,179,306)
Net realized (gain) loss on investments	(4,279,678)
Net change in unrealized (appreciation) depreciation on investments	(117,012,287)
Changes in assets and liabilities related to operations:
(Increase) decrease in interest receivable	337,551
(Increase) decrease in other assets	36,333
Increase (decrease) due to Affiliate	(291,708)
Increase (decrease) current tax fee payable	(61,885)
Increase (decrease) advisory fee payable	360,146
Increase (decrease) accounting and administration service fees payable	332,520
Increase (decrease) professional fees payable	232,296
Increase (decrease) incentive fee payable	5,245,212
Increase (decrease) distribution and servicing fee payable	216,278
Increase (decrease) in other payables	(70,558)
Net Cash Provided by (Used in) Operating Activities	(218,330,485)
Cash Flows from Financing Activities
Changes in assets and liabilities related to financing activities:
(Increase) decrease deferred financing costs	(1,575,241)
Increase (decrease) credit facility fees payable	5,208
Increase (decrease) contributions received in advance	(4,831,862)
Proceeds from shares sold	243,752,224
Withdrawals, net of amounts due to Shareholders	(18,768,994)
Net Cash Provided by (Used in) Financing Activities	218,581,335
Net Change in Cash and Cash Equivalents	250,850
Cash and Cash Equivalents at Beginning of Period	662,849
Cash and Cash Equivalents at End of Period	$913,699
Supplemental disclosure of non-cash activity:
Transfers into Institutional Class Shares	$700,502
Transfers out of Class A-2 Shares	$(700,502)
Supplemental disclosure of cash activity:
Interest paid	$953,125
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Financial Highlights — Institutional Class

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Period from January 19, 2021 (Commencement of Operations) through March 31, 2021*
Per Share Operating Performance(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.53	$12.58	$11.76	$10.83	$10.19	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.15)	(0.16)	(0.13)	(0.08)	0.13	—
Net realized and unrealized gain (loss) on investments	0.96	1.11	0.95	1.06	0.64	0.19
Net increase (decrease) in net assets resulting from operations	0.81	0.95	0.82	0.98	0.77	0.19
DISTRIBUTIONS
Net change in capital due to distributions	—	—	—	(0.05)	(0.13)	—
NET ASSET VALUE, END OF PERIOD	14.34	13.53	12.58	11.76	10.83	10.19
TOTAL NET ASSET VALUE RETURN(2)(3)	5.94%	7.63%	6.93%	9.04%	7.64%	1.90%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	1,141,129	958,973	618,241	425,935	350,463	212,013
Ratios to average net assets(4)(5)(6)
Total expenses before expense waiver, expense recoupment and fee offset	2.56%(7)	2.74%(7)	2.72%(7)	2.32%(7)	1.50%	1.16%
Total expenses after expense waiver, expense recoupment and fee offset	2.47%	2.80%	2.68%	2.20%	1.33%	0.76%
Fee offset	(0.14)%	(0.01)%	(0.01)%	(0.04)%	—%	—%
Net investment income (loss)	(1.50)%	(1.24)%	(1.02)%	(0.67)%	1.24%	0.86%
Portfolio Turnover Rate(3)	2.16%	34.94%	4.97%	45.02%	57.13%	12.50%

*
Prior to the commencement date, the Fund had been inactive except for matters related to the Fund’s organization, registration under the Investment Company Act of 1940, as amended, registration of the shares under the 1933 Act and the sale of 10,000 Institutional Class Shares to Neuberger Berman Europe Holdings LLC.

(1)
Selected data for the average Shares outstanding throughout each period.

(2)
Total Return, based on net asset value per Share, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and reinvested dividend income, if any.

(3)
Not annualized.

(4)
For the period January 19, 2021 (Commencement of Operations) through March 31, 2021, the expense and net investment income ratios are based on a very limited operating period and, as such, may not be meaningful.

(5)
The contractual fee and expense waiver (and recoupment) are reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)
Annualized for periods less than 12 months.

(7)
Ratio is inclusive of the deferred tax expense from the Blocker Subsidiary. Excluding this tax expense, the ratio would be 2.55%, 2.59%, 2.67% and 1.96% for September 30, 2025, March 31, 2025, March 31, 2024 and March 31, 2023, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Financial Highlights — Class A-1

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period from March 1, 2022 (Commencement of Operations) through March 31, 2022
Per Share Operating Performance(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.28	$12.43	$11.71	$10.82	$10.57
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.19)	(0.25)	(0.21)	(0.15)	(0.02)*
Net realized and unrealized gain (loss) on investments	0.93	1.10	0.93	1.05	0.27*
Net increase (decrease) in net assets resulting from operations	0.74	0.85	0.72	0.90	0.25
DISTRIBUTIONS
Net change in capital due to distributions	—	—	—	(0.01)	—
NET ASSET VALUE, END OF PERIOD	14.02	13.28	12.43	11.71	10.82
TOTAL NET ASSET VALUE RETURN(2)(3)	5.57%	6.87%	6.18%	8.28%	2.37%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	133	126	118	111	102
Ratios to average net assets(4)(5)(6)
Total expenses before expense waiver, expense recoupment and fee offset	3.26%(7)	3.44%(7)	3.42%(7)	3.02%(7)	1.54%
Total expenses after expense waiver, expense recoupment and fee offset	3.17%	3.50%	3.38%	2.90%	1.49%
Fee offset	(0.14)%	(0.01)%	(0.01)%	(0.04)%	—%
Net investment income (loss)	(2.20)%	(1.94)%	(1.72)%	(1.37)%	0.35%
Portfolio Turnover Rate(3)	2.16%	34.94%	4.97%	45.02%	57.13%

*
The amount of net investment income and net loss from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Consolidated Statement of Operations due to the timing of purchases of Fund shares during the period.

(1)
Selected data for the average Shares outstanding throughout each period.

(2)
Total Return, based on net asset value per Share, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and reinvested dividend income, if any.

(3)
Not annualized.

(4)
For the period March 1, 2022 (Commencement of Operations) through March 31, 2022, the expense and net investment income ratios are based on a very limited operating period and, as such, may not be meaningful.

(5)
The contractual fee and expense waiver (and recoupment) are reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)
Annualized for periods less than 12 months.

(7)
Ratio is inclusive of the deferred tax expense from the Blocker Subsidiary. Excluding this tax expense, the ratio would be 3.25%, 3.29%, 3.37% and 2.66% for September 30, 2025, March 31, 2025, March 31, 2024 and March 31, 2023, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Financial Highlights — Class A-2

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period from March 1, 2022 (Commencement of Operations) through March 31, 2022
Per Share Operating Performance(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.28	$12.43	$11.71	$10.82	$10.57
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.19)	(0.25)	(0.21)	(0.15)	(0.04)*
Net realized and unrealized gain (loss) on investments	0.93	1.10	0.93	1.05	0.29*
Net increase (decrease) in net assets resulting from operations	0.74	0.85	0.72	0.90	0.25
DISTRIBUTIONS
Net change in capital due to distributions	—	—	—	(0.01)	—
NET ASSET VALUE, END OF PERIOD	14.02	13.28	12.43	11.71	10.82
TOTAL NET ASSET VALUE RETURN(2)(3)	5.57%	6.87%	6.18%	8.28%	2.37%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	718,983	590,075	324,109	25,107	1,613
Ratios to average net assets(4)(5)(6)
Total expenses before expense waiver, expense recoupment and fee offset	3.26%(7)	3.44%(7)	3.42%(7)	3.02%(7)	1.54%
Total expenses after expense waiver, expense recoupment and fee offset	3.17%	3.50%	3.38%	2.90%	1.49%
Fee offset	(0.14)%	(0.01)%	(0.01)%	(0.04)%	—%
Net investment income (loss)	(2.20)%	(1.94)%	(1.72)%	(1.37)%	0.36%
Portfolio Turnover Rate(3)	2.16%	34.94%	4.97%	45.02%	57.13%

*
The amount of net investment income and net loss from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Consolidated Statement of Operations due to the timing of purchases of Fund shares during the period.

(1)
Selected data for the average Shares outstanding throughout each period.

(2)
Total Return, based on net asset value per Share, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and reinvested dividend income, if any.

(3)
Not annualized.

(4)
For the period March 1, 2022 (Commencement of Operations) through March 31, 2022, the expense and net investment income ratios are based on a very limited operating period and, as such, may not be meaningful.

(5)
The contractual fee and expense waiver (and recoupment) are reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)
Annualized for periods less than 12 months.

(7)
Ratio is inclusive of the deferred tax expense from the Blocker Subsidiary. Excluding this tax expense, the ratio would be 3.25%, 3.29%, 3.37% and 2.66% for September 30, 2025, March 31, 2025, March 31, 2024 and March 31, 2023, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements
September 30, 2025 (Unaudited)

1.   Organization
NB Private Markets Access Fund LLC (the “Fund”) was organized on July 10, 2020 as a limited liability company registered under the laws of the state of Delaware. The Fund is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is offered only to investors that are “qualified clients” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund is authorized to offer three separate classes of shares (“Shares”) designated as Institutional Class, Class A-1 and Class A-2. Institutional Class shares commenced operations on January 19, 2021; Class A-1 and Class A-2 shares commenced operations on March 1, 2022. Class A-1 shares are offered at net asset value (“NAV”) plus a maximum sales charge of 3.50%. Institutional Class and Class A-2 shares are offered at NAV. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific fees) and realized and unrealized gains and losses are allocated proportionately each month based upon the relative net assets of each share class.
The Fund’s investment objective is to seek to provide attractive, long-term capital appreciation by investing primarily in an actively managed portfolio of private equity investments. The Fund’s private equity investments focus on private equity strategies including: (i) buyouts; (ii) special situations; (iii) venture and growth capital; (iv) infrastructure and real assets; and (v) private credit. The Fund’s investment exposure to these strategies is implemented via a variety of investment types that include: (i) direct investments in the equity of private companies and/or debt securities of operating companies and other credit instruments, including investments alongside private equity funds and other private equity firms (“Direct Investments”); (ii) investments in private equity funds managed by various unaffiliated asset managers (“Portfolio Funds”) acquired in privately negotiated transactions (a) from investors in these Portfolio Funds, (b) in connection with a restructuring transaction of a Portfolio Fund(s), and/or (c) directly from a private equity fund; and (iii) primary investments in newly formed Portfolio Funds. The Fund also invests a portion of its assets in a portfolio of cash and cash equivalents and liquid fixed-income securities.
The Fund is managed by Neuberger Berman Investment Advisers LLC, an investment adviser registered under the Advisers Act that serves as the Fund’s investment adviser (“NBIA” or “Registered Investment Adviser”). The Registered Investment Adviser has engaged NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with the Registered Investment Adviser, the “Adviser”) to assist with investment decisions. The Fund’s Board of Managers (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund. Certain officers of the Registered Investment Adviser are also officers of the Fund.
2.   Significant Accounting Policies
The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) Topic 946, Financial Services —  Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A.   Basis of Accounting
The Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Fund are maintained in U.S. dollars.

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2025 (Unaudited)

Consolidation of Subsidiaries — NB CR PMAF Blocker LLC (the “Blocker Subsidiary”), formed on September 1, 2021, and NB PMAF IC, LLC (the “IC Subsidiary”) formed on November 21, 2024 (collectively, the “Subsidiaries”), are investment companies and wholly-owned subsidiaries of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and the Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. On September 30, 2025, the Subsidiaries had net assets of $1,309,086,949, which equals 70.37% of the Fund’s net assets.
B.   Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.
C.   Valuation of Investments
The Fund computes the NAV for each class of Shares as of the close of business on the last business day of each calendar month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine.
The Board has approved valuation procedures (the “Procedures”) pursuant to which the Fund values its investments. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Fund’s investments without readily available market quotations, subject to oversight by the Board.
Private Equity Investments:
With respect to the Fund’s private equity investments, the Valuation Designee determines fair value at each month-end using a methodology that begins with the last reported net asset value reported by a manager or general partner of a Portfolio Fund or similar net asset value information provided by the lead or sponsoring investor for a Direct Investment, and is then adjusted to reflect: (i) financial adjustments; (ii) a “market factor” adjustment; and (iii) an “idiosyncratic event” adjustment, if applicable. The last reported value will generally follow the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. In general, it is anticipated that such valuation information from these managers or from lead or sponsoring investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Portfolio Funds and Direct Investments for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Valuation Designee pursuant to the Procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. Financial adjustments include adjustments made to incorporate known developments since the last reported net asset value reported by a manager or general partner of a Portfolio Fund or by the lead or sponsoring investor for a Direct Investment, such as changes in currency rates, capital calls and distributions, and the nature of such cash flows, fees and expenses during the reporting period, and the value of publicly traded securities held by Portfolio Funds. In addition, the Valuation Designee has developed a proprietary “market factor’ adjustment that is applied to each of the Fund’s private equity investments in Portfolio Funds and Direct Investments. This adjustment is driven by factors that have been determined to have the most statistically significant impact to historical valuations. The Valuation Designee also continuously assesses information received from its ongoing monitoring of portfolio holdings and makes valuation changes

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2025 (Unaudited)

accordingly for idiosyncratic events when such idiosyncratic events are supported by documentation deemed reliable by the Valuation Designee. The Valuation Designee has engaged an independent third-party service provider to complete a form of positive assurance in relation to the application of this valuation methodology.
Liquid Investments:
Equity Investments:   Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.
Fixed Income Securities and Other Credit Instruments:   Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Valuation Designee on the basis of market quotations. The Valuation Designee will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Valuation Designee believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods utilized by the Valuation Designee.
Illiquid Investments:   For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.
ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:
Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3
Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing,

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2025 (Unaudited)

do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.
Assumptions used by the Valuation Designee due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.
The following table presents the investments carried on the Consolidated Statement of Assets and Liabilities by level within the valuation hierarchy as of September 30, 2025.
Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Exchange-Traded Funds	$96,240,195	$—	$—	$—	$96,240,195
Private Funds	—	—	180,502,842	1,439,897,992	1,620,400,834
Short-Term Investments	239,373,473	—	—	—	239,373,473
Total Investments	$335,613,668	$—	$180,502,842	$1,439,897,992	$1,956,014,502
Additional sector, industry, or geographic detail, if any, is included in the Consolidated Schedule of Investments.
Significant Unobservable Inputs
As of September 30, 2025, the Fund had Level 3 investments valued at $180,502,842. The fair value of investments valued at $1,439,897,992 in the Fund’s Schedule of Investments have been valued at the adjusted NAV by the managers of the investments.
The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2025.
			Unobservable Inputs
Investments	Fair Value as of September 30, 2025	Valuation Methodologies	Variable	Value/Range	Weighted Average(1)
Private Funds
Co-Investment	$50,381,395	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Co-Investment	20,383,970	Income Approach	Discount Rate	10.80%	10.80%
		Market Approach	LTM EBITDA	16.0x	16.0x
Co-Investment	10,754,660	Market Approach	LTM EBITDA	21.0x	21.0x
		Market Approach	NTM EBITDA	20.0x	20.0x
Co-Investment	93,862,250	Market Approach	LTM EBITDA	8.8x – 23.0x	13.5x
Co-Investment	5,120,567	Market Approach	LTM Revenue	10.0x	10.0x
Total Investments	$180,502,842

(1)
Inputs weighted based on fair value of investments in range.

During the six months ended September 30, 2025, purchases of and sales from Level 3 investments were as follows:
Purchases	Sales
$10,123,202	$96,925
During the six months ended September 30, 2025, changes in unrealized appreciation/(depreciation) and realized gains or (losses) from Level 3 investments were $11,567,860 and $96,925, respectively.
The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the six months ended September 30, 2025, transfers into and out of Level 3 were $26,360,000

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2025 (Unaudited)

and $0, respectively. Transfers into Level 3 occurred as there are no observable inputs for the fair valuation of these investments as of September 30, 2025.
The estimated remaining life of the Fund’s investments as of September 30, 2025 is unknown at this time.
Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Valuation Designee.
D.   Cash and Cash Equivalents
Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.
Cash on the Consolidated Statement of Assets and Liabilities as of September 30, 2025 is $913,699. Short-Term Investments presented on the Schedule of Investments may include deposits in money market accounts and Treasury Bills, which are classified as Level 1 assets. As of September 30, 2025, the Fund held Short-Term Investments of $239,373,473, of which $82,268,769 is held in an overnight sweep that is deposited into a money market account, and $157,104,704 of Treasury Bills.
E.   Investment Gains and Losses
The Fund records distributions of cash or in-kind securities from the investments based on the information from distribution notices when distributions are received. The Fund recognizes within the Consolidated Statement of Operations its share of realized gains or (losses), the Fund’s change in net unrealized appreciation/(depreciation) and the Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers or the lead or sponsoring private equity investor for Direct Investments. The Fund may also recognize realized losses based upon information received from the managers or the lead or sponsoring private equity investor for Direct Investments for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Consolidated Statement of Operations includes the Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each investment.
Portfolio Funds and certain Direct Investments may make in-kind distributions to the Fund and, particularly in the event of a dissolution of a Portfolio Fund or Direct Investment, such distributions may contain securities that are not marketable. While the general policy of the Fund will be to liquidate such investment and distribute proceeds to Shareholders, under certain circumstances when deemed appropriate by the Board, a Shareholder may receive in-kind distributions from the Fund.
F.   Federal Income Taxes
The Fund has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition,

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2025 (Unaudited)

the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Shareholders and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2025 there is no provision for federal income or excise tax within the financial statements. Differences arise in the computation of Shareholders’ capital for financial reporting in accordance with GAAP and Shareholders’ capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes. The cost of the Underlying Investments for federal income tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Underlying Investments.
The Blocker Subsidiary is a domestic limited liability company that is treated as a corporation for tax reporting and has a tax year end of September 30. The Blocker Subsidiary is subject to federal, state and local income taxes. As of September 30, 2025, the Blocker Subsidiary has recorded a total deferred tax fee payable of $3,585,436.
The Fund’s tax basis capital gains and losses will be determined as of each tax year end and presented within the Fund’s fiscal year end financial statements as of March 31, 2026. There were no distributions paid for the six months ended September 30, 2025.
The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2025, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2021 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Adviser has reviewed the Fund’s tax positions for the current period and has concluded that no provision for taxes is required in the Fund’s financial statements for the six months ended September 30, 2025. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2025, the Fund did not incur any interest or penalties.
G.   Restrictions on Transfers
Shares of the Fund are generally not transferable. No Shareholder may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Shares without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.
H.   Purchase of Shares
Shares will generally be offered for purchase as of the first business day of each month, or at such other times as determined in the discretion of the Board, based on the most recent net asset value which will be calculated for the last business day of the preceding month. The minimum initial investment in the Fund by any investor is $25,000, and the minimum additional investment in the Fund by any Shareholder is $10,000, except for additional purchases pursuant to a dividend reinvestment plan. The Board reserves the right to accept lesser amounts below these minimums.
I.   Repurchase of Shares
The Fund expects to conduct repurchase offers quarterly pursuant to written tenders to Shareholders. The Registered Investment Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets quarterly

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2025 (Unaudited)

commencing on or about February 28, May 31, August 31 and November 30 of each year. A Shareholder who tenders some but not all of its Shares for repurchase will be required to maintain a minimum account balance of $10,000. Such minimum ownership requirement may be waived by the Board, in its sole discretion. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time. During the six months ended September 30, 2025, 2,372,354 Shares were tendered, all of which were repurchased by the Fund.
J.   Fees of the Portfolio Funds’ Investments
Each Portfolio Fund investment will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Fund level expenses shown on the Fund’s Consolidated Statement of Operations, Shareholders of the Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Fund’s Financial Highlights.
K.   Foreign Currency Translation
The Fund has foreign investments which require the Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.
Contributed capital to and distributions received from these foreign investments are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.
Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Consolidated Statement of Operations. The Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.
L.   Distributions to Shareholders
The Fund intends to pay dividends from net investment income at least annually. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the calendar year, at which time it will be reported to the Shareholders.
M.   Security Transactions and Related Income
Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2025 (Unaudited)

purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date. Realized gains and losses on securities and unrealized appreciation and depreciation of securities are reported on the identified cost basis, which is also used for income tax purposes.
N.   Fund Expenses
The Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); Incentive Fees (as defined herein); Distribution and Servicing Fees for Class A-1 and Class A-2 Shares; investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.
O.   Recent Accounting Pronouncements
In November of 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 does not change how public entities identify their operating segments, aggregate those operating segments, or apply the quantitative thresholds to determine their reportable segments. However, it does clarify that all segment disclosures are applicable, even for entities that have a single reportable segment. This update is effective for fiscal years beginning after December 15, 2024, and early adoption is permitted. The Fund adopted this guidance and the adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
P.   Segment reporting
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NBIA acts as the Fund’s CODM and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has determined the Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team. The financial information in the form of the Fund’s Investments as well as the information contained with the Fund’s Consolidated Financial Highlights, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. The Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations are reflective of the Fund’s segment assets and expenses, respectively.
3.   Advisory Fee, Incentive Fee, Distribution and Servicing Fee, and Other Expenses
The Registered Investment Adviser provides investment advisory services to the Fund and incurs research, travel and other expenses related to the selection and monitoring of underlying investments. Further, the Registered Investment Adviser provides certain management and administrative services including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Fund pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) at an annual rate of 1.50%, based on the Fund’s net asset value, calculated and accrued monthly as of the last business day of each month, and payable quarterly in arrears within five (5) business days after the completion of the net asset value computation for the quarter. Certain of the Fund’s investments pay the Adviser for transaction services at the time of closing of the investment. This income to the Adviser is shared with the Fund based on the Fund’s ownership percentage of the investment

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2025 (Unaudited)

through a fee offset which is presented on the Consolidated Statement of Operations. For the six months ended September 30, 2025, the Fund incurred Advisory Fees totaling $13,026,861.
At the end of each calendar quarter of the Fund, the Registered Investment Adviser will be entitled to receive an incentive fee (the “Incentive Fee”) equal to 10% of the difference, if positive, between (i) the net profits of the Fund for the relevant period and (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean (i) the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) plus (ii) the aggregate distributions accrued during the period. For the six months ended September 30, 2025, the Fund incurred Incentive Fees totaling $11,068,957.
The Fund maintains a memorandum account (the “Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Net losses are defined as the amount by which the net asset value of the Fund on the last day of the relevant period is less than the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses).
In consideration for services provided under an investment sub-advisory agreement, the Registered Investment Adviser pays the Sub-Adviser a quarterly fee equal to 90% of the Advisory Fee and 100% of the Incentive Fee received from the Fund.
The Fund has entered into an expense limitation agreement with the Registered Investment Adviser (the “Expense Limitation Agreement”). The Expense Limitation Agreement has a term ending July 31, 2026 (the “Limitation Period”). The Registered Investment Adviser may extend the Limitation Period for a period of one year on an annual basis. Pursuant to the Expense Limitation Agreement, the Registered Investment Adviser agrees to waive and/or reimburse certain annual operating expenses (excluding the advisory fee, incentive fee, distribution and servicing fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, expenses related to, or incurred by, special purpose vehicles in connection with any credit facilities obtained by the Fund, interest payments incurred by the Fund or a subsidiary, fees and expenses incurred in connection with any credit facilities obtained by the Fund or a subsidiary, valuation service providers and extraordinary expenses, if any) (“Other Expenses”) of the Fund so they are limited to 0.30% (30bps) per annum, of the average monthly net assets (“Expense Limitation”). The Fund has agreed to repay the Registered Investment Adviser any fees waived under the Expense Limitation or any Other Expenses the Registered Investment Adviser reimburses in excess of the Expense Limitation, provided the repayments do not cause the Fund’s Other Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Registered Investment Adviser, whichever is lower. Any such repayments must be made within three years after the year in which the Registered Investment Adviser incurred the expense. During the six months ended September 30, 2025, the Registered Investment Adviser recouped $425,588 pursuant to the Expense Limitation Agreement. As of September 30, 2025, there is no amount remaining subject to recoupment by the Registered Investment Adviser.
Class A-1 Shares and Class A-2 Shares are subject to a Distribution and Servicing Fee at an annual rate of 0.70% based on the aggregate net assets of the Fund attributable to such class payable to Neuberger Berman BD LLC, an affiliate of the Adviser (the “Distributor”). For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Institutional Class Shares are not subject to a Distribution and Servicing Fee. The Registered Investment Adviser, or its affiliates, may pay additional compensation out of its own resources (i.e., not Fund assets) to certain selling agents or financial

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2025 (Unaudited)

intermediaries in connection with the sale of the Shares. For the six months ended September 30, 2025, the Fund incurred Distribution and Servicing Fees of $452 and $2,333,094 for Class A-1 and Class A-2, respectively.
Pursuant to an Administration, Fund Accounting and Recordkeeping Agreement, the Fund retains UMB Fund Services, Inc. (“UMBFS”) a subsidiary of UMB Financial Corporation, to provide administration, accounting and transfer agency services to the Fund. In consideration for these services, the Fund will pay UMBFS tiered fees based on the average monthly net asset value of the Fund, subject to a minimum annual fee, as well as certain other fixed, per-account or transactional fees. The Fund also reimburses UMBFS for certain out-of-pocket expenses. For the six months ended September 30, 2025, the Fund incurred accounting and administration service fees totaling $615,404.
The Board consists of six managers (the “Independent Managers”), all of whom are not “interested persons” of the Fund as defined by Section 2(a)(19) of the 1940 Act. Compensation to the Board is paid and expensed by the Fund on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Fund. For the six months ended September 30, 2025, the Fund incurred $167,344 in Independent Managers’ fees.
4.   Description of Certain Investments
Due to the nature of the investments in Portfolio Funds and certain Direct Investments, the Fund generally cannot liquidate its positions in such investments except through distributions from the investment, which are made at the discretion of the manager or sponsor of the Direct Investments. The Fund has no right to demand repayment of its investment in such investments.
5.   Capital Commitments to Investments
As of September 30, 2025, the Fund had total capital commitments of $1,488,430,617 with remaining unfunded commitments to the investments totaling $157,000,284 as listed below:
Investment:	Unfunded Commitment
Private Funds	$157,000,284
Total	$157,000,284
6.   Investment Transactions
Purchases and sales of investments, excluding short-term investments, for the six months ended September 30, 2025 were $252,249,976 and $32,726,558, respectively. Purchases and sales of short-term investments for the six months ended September 30, 2025 were $1,091,704,019 and $1,078,774,539, respectively.
7.   Line of Credit
On April 1, 2025, the Fund entered into a secured, revolving line of credit with JPMorgan Chase Bank N.A. (the “Credit Facility”). The Fund may borrow an aggregate amount of $150,000,000 under the Credit Facility. The interest rate on borrowings from the Credit Facility is equal to the 1-month Secured Overnight Financing Rate plus 3.10% per annum. During the six months ended September 30, 2025, the Fund did not borrow from the Credit Facility and had no outstanding balance at the end of the period. The interest rate on unborrowed funds is 1.25%. For the six months ended September 30, 2025, the Fund incurred credit facility fees of $953,125. The Fund records loan origination and other expenses related to its debt obligations as financing costs. These expenses are deferred and amortized over the life of the Credit Facility. These loan origination fees are expensed over the corresponding term of the loan on a straight line basis and not inclusive

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2025 (Unaudited)

of the Expense Limitation Agreement. For the six months ended September 30, 2025, the Fund expensed $372,714 in financing costs and had an amount of $1,575,241 outstanding, which is scheduled to amortize through March 31, 2028, the expiration date of the Credit Facility term.
8.   Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.
9.   Concentrations of Market, Credit, Liquidity, Industry and Currency Risk
Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material.
The Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner if at all.
The Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.
If the Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in a Portfolio Fund. This may impair the ability of the Fund to pursue its investment program, force the Fund to borrow or otherwise impair the value of the Fund’s investments (including the complete devaluation of the Fund). While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.
10.   Fixed Income Risk
Fixed-income securities in which the Fund may invest are generally subject to the following risks, other risks can be found in the Fund’s prospectus.
Interest Rate Risk:   The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser.
Credit Risk:   Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded, or the perceived creditworthiness of the issuer deteriorates.

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2025 (Unaudited)

Duration and Maturity Risk:   The Fund has no set policy regarding portfolio maturity or duration of the fixed-income securities it may hold. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all other factors that the Adviser deems relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund’s portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio’s average duration or maturity. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.
11.   Subsequent Events
The Fund has evaluated all events subsequent to September 30, 2025, through the date these financial statements were issued and has determined there were no subsequent events that require disclosure or adjustments in the financial statements.

NB Private Markets Access Fund LLC
Proxy Voting and Portfolio Holdings (Unaudited)
September 30, 2025

Proxy Voting and Portfolio Holdings
A description of the Fund’s policies and procedures used to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information regarding proxy votes cast by the Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Fund did not receive any proxy solicitations during the six months ended September 30, 2025.
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Private Markets Access Fund LLC
Advisory and Sub-Advisory Agreement Approval (Unaudited)
September 30, 2025

Advisory and Sub-Advisory Agreement Approval
The Board of NB Private Markets Access Fund LLC (“PMAF”) considered the approval of the Investment Advisory Agreement between PMAF and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of PMAF, and NBAA (NBIA and NBAA together, “Neuberger Berman”), at an executive session of the Independent Managers held on July 17, 2025 and a Board meeting held on July 24, 2025. The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the “Agreements”), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA’s financial condition. The Board’s counsel reviewed with the Board its duties and responsibilities under state and common law and under the 1940 Act with respect to the approval of investment advisory agreements.
The Board reviewed and considered NBIA’s financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to PMAF and to satisfy its obligations under the 1940 Act and the Investment Advisory Agreement.
The Board discussed and reviewed the Advisory Fee and the Incentive Fee, together with the Sub-Advisory Fee paid by NBIA to NBAA out of the Advisory Fee and Incentive Fee, and the appropriateness of such fees. The Board took into consideration the Expense Limitation Agreement entered into by PMAF and NBIA. The Board reviewed and considered how the Advisory Fee, Incentive Fee and Sub-Advisory Fee for PMAF reflect the economies of scale for the benefit of the members of PMAF, noting that as PMAF grows, economies of scale would be realized. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and servicing fee payable by certain share classes of PMAF to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to comparable fund peers of PMAF, and fees charged by NBIA, NBAA or their affiliates with respect to other fund programs. The Board noted, in comparing fee structures of PMAF with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to PMAF. The Board concluded that the Advisory Fee, Incentive Fee and Sub-Advisory Fee were reasonable.
The Board discussed and reviewed the nature, extent and quality of services rendered to PMAF by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operational support, which support the services provided to PMAF. The Board also considered Neuberger Berman’s extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers that manage PMAF, and their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they are able to devote to PMAF’s affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for PMAF. The Board concluded that, in light of the particular requirements of PMAF, it was satisfied with the professional qualifications and overall commitment to PMAF of the portfolio management team.

NB Private Markets Access Fund LLC
Advisory and Sub-Advisory Agreement Approval (Unaudited) (continued)
September 30, 2025

The Board discussed Neuberger Berman’s profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to PMAF was not so disproportionately large that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of PMAF and Neuberger Berman’s service levels, the current profitability of Neuberger Berman resulting from its relationship to PMAF was not excessive.
The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to PMAF by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of PMAF and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of PMAF. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on the Board’s consideration of PMAF’s arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

Item 1. Reports to Stockholders Continued.

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant's statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 16. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2025.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2025.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

 Item 19. Exhibits.

(a)(1)	Code of Ethics. Not applicable to semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Private Markets Access Fund LLC

By:	/s/ David Morse
David Morse
Vice President

Date: November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Morse
David Morse
Vice President
(Principal Executive Officer)

Date: November 24, 2025

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: November 24, 2025